UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

Schedules of Investments (unaudited)	September 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.0%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	902,130	$11,411,948
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	806,766	8,866,357
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,191,962	11,252,120
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	94,650	10,084,001	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	907,186	11,376,117
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	236,745	4,476,843	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	476,924	7,306,477	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,216,704	9,076,615
The Royce Fund - Royce Value Fund, Institutional Class Shares	674,466	7,115,615
Western Asset Funds, Inc.: Western Asset Total Return Unconstrained Portfolio, Class IS Shares	465,469	4,687,271
Western Asset Core Plus Bond Portfolio, Class IS Shares	178,930	1,971,807
Western Asset High Yield Portfolio, Class IS Shares	577,957	4,646,777

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $95,265,820)		92,271,948

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $168,139,000 joint tri-party repurchase agreement dated 9/30/11 with Barclays Capital Inc.; Proceeds at maturity - $41,000; (Fully collateralized by various U.S. government obligations, 1.375% due 11/30/15; Market value - $41,820) (Cost - $41,000)	0.050%	10/3/11	$41,000	41,000

TOTAL INVESTMENTS - 100.0% (Cost - $95,306,820#)				92,312,948
Liabilities in Excess of Other Assets - 0.0%				(4,397)

TOTAL NET ASSETS - 100.0%				$92,308,551

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

Schedules of Investments (unaudited) (cont’d)	September 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	455,205	$5,758,341
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	348,481	3,829,809
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	604,776	5,709,089
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	52,309	5,572,969	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	460,565	5,775,485
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	136,356	2,578,497	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	188,955	2,894,790	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	525,493	3,920,178
The Royce Fund - Royce Value Fund, Institutional Class Shares	268,130	2,828,770
Western Asset Funds, Inc.: Western Asset Total Return Unconstrained Portfolio, Class IS Shares	611,156	6,154,337
Western Asset Core Plus Bond Portfolio, Class IS Shares	555,623	6,122,965
Western Asset High Yield Portfolio, Class IS Shares	330,943	2,660,781

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $53,763,306)		53,806,011

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $116,001; (Fully collateralized by various U.S. government obligations, 6.000% due 2/15/26; Market value - $118,324) (Cost - $116,000)	0.070%	10/3/11	$116,000	116,000

TOTAL INVESTMENTS - 100.1% (Cost - $53,879,306#)				53,922,011
Liabilities in Excess of Other Assets - (0.1)%				(28,626)

TOTAL NET ASSETS - 100.0%				$53,893,385

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Schedules of Investments (unaudited) (cont’d)	September 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	651,843	$8,245,814
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	466,823	5,130,381
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	862,329	8,140,388
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	74,538	7,941,278	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	656,372	8,230,905
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	273,592	5,173,620	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	275,654	4,223,013	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	702,950	5,244,009
The Royce Fund - Royce Value Fund, Institutional Class Shares	390,547	4,120,273
Western Asset Funds, Inc.: Western Asset Total Return Unconstrained Portfolio, Class IS Shares	1,569,326	15,803,109
Western Asset Core Plus Bond Portfolio, Class IS Shares	2,674,188	29,469,557
Western Asset High Yield Portfolio, Class IS Shares	930,882	7,484,293

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $106,621,030)		109,206,640

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $279,002; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $284,589) (Cost - $279,000)	0.070%	10/3/11	$279,000	279,000

TOTAL INVESTMENTS - 100.0% (Cost - $106,900,030#)				109,485,640
Other Assets in Excess of Liabilities - 0.0%				16,967

TOTAL NET ASSETS - 100.0%				$109,502,607

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Portfolios have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Notes to Schedule of Investments (unaudited) (continued)

Investments in Underlying Funds†	$92,271,948	—	—	$92,271,948
Short-term investments†	—	$41,000	—	41,000

Total investments	$92,271,948	$41,000	—	$92,312,948

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$53,806,011	—	—	$53,806,011
Short-term investments†	—	$116,000	—	116,000

Total investments	$53,806,011	$116,000	—	$53,922,011

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$109,206,640	—	—	$109,206,640
Short-term investments†	—	$279,000	—	279,000

Total investments	$109,206,640	$279,000	—	$109,485,640

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Lifestyle Allocation 85%	$4,201,076	$(7,194,948)	$(2,993,872)
Lifestyle Allocation 70%	3,292,378	(3,249,673)	42,705
Lifestyle Allocation 50%	5,122,646	(2,537,036)	2,585,610

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolios did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011